Leases (Details) - Schedule of Maturities of Operating Lease Liabilities - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Leases (Details) - Schedule of Maturities of Operating Lease Liabilities [Line Items]
2024	$ 549,919
2025	376,604
Total future minimum lease payments	926,523
Less: Imputed interest	(26,769)
Total	$ 899,754	$ 712,657